UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DSC Advisors L.P.
Address: 900 North Michigan Avenue
         Suite 1900
         Chicago, Illinois  60611

13F File Number:  28-11157

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew Bluhm
Title:     Manager of the General Partner
Phone:     312.915.2485

Signature, Place, and Date of Signing:

     Andrew Bluhm     Chicago, Illinois     November 14, 2005


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     44

Form13F Information Table Value Total:     $315,593 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABITIBI-CONSOLIDATED INC       COM              003924107     6466  1596500 SH       SOLE                  1596500
AFFIRMATIVE INS HLDGS INC      COM              008272106    45466  3122667 SH       SOLE                  3122667
AMR CORP                       COM              001765106     1765   157900 SH       SOLE                   157900
AMYLIN PHARMACEUTICALS INC     COM              032346108    29008   833800 SH       SOLE                   833800
AMYLIN PHARMACEUTICALS INC     COM              032346108     2153   206000 SH  CALL SOLE                   206000
BIOGEN IDEC INC                COM              09062X103     4106   104000 SH       SOLE                   104000
BOWATER INC                    COM              102183100     8538   302000 SH       SOLE                   302000
BURLINGTON NORTHN SANTA FE C   COM              12189T104    16983   284000 SH       SOLE                   284000
CALPINE CORP                   COM              131347106      971   375000 SH       SOLE                   375000
CONSOLIDATED COMM HLDGS INC    COM              209034107     2218   163108 SH       SOLE                   163108
CONVERIUM HLDG AG              SPONSORED ADR    21248N107      830   164000 SH       SOLE                   164000
DECODE GENETICS INC            COM              243586104      839   100000 SH       SOLE                   100000
ENDURANCE SPECIALTY HLDGS LT   SHS              G30397106    32036   939200 SH       SOLE                   939200
ENDWAVE CORP                   COM NEW          29264A206      323    25000 SH       SOLE                    25000
FIDELITY NATL FINL INC         COM              316326107    57898  1300500 SH       SOLE                  1300500
GENENTECH INC                  COM NEW          368710406      113   225000 SH  CALL SOLE                   225000
GENERAL COMMUNICATION INC      CL A             369385109     6156   621850 SH       SOLE                   621850
GRAFTECH INTL LTD              COM              384313102      326    60000 SH       SOLE                    60000
GRAPHIC PACKAGING CORP DEL     COM              388688103      168    60000 SH       SOLE                    60000
HUNTSMAN CORP                  COM              447011107     2933   150000 SH       SOLE                   150000
HYPERCOM CORP                  COM              44913M105     3197   490300 SH       SOLE                   490300
INFOCROSSING INC               COM              45664X109     2849   310000 SH       SOLE                   310000
JORGENSEN EARLE M CO           COM              480829100    23293  2444200 SH       SOLE                  2444200
KB HOME                        COM              48666K109      143    21500 SH  PUT  SOLE                    21500
M & F WORLDWIDE CORP           COM              552541104     6383   410500 SH       SOLE                   410500
MEDIACOM COMMUNICATIONS CORP   CL A             58446K105      317    43000 SH       SOLE                    43000
METALS USA INC                 COM NEW          591324207       26    19000 SH  PUT  SOLE                    19000
NEW FRONTIER MEDIA INC         COM              644398109     1505   250000 SH       SOLE                   250000
NMT MED INC                    COM              629294109     5022   455700 SH       SOLE                   455700
OLYMPIC STEEL INC              COM              68162K106     5311   304000 SH       SOLE                   304000
ONLINE RES CORP                COM              68273G101     4761   450000 SH       SOLE                   450000
OSI PHARMACEUTICALS INC        COM              671040103     5848   200000 SH       SOLE                   200000
PFIZER INC                     COM              717081103       59    60000 SH  CALL SOLE                    60000
PFIZER INC                     COM              717081103      206   150000 SH  PUT  SOLE                   150000
PHELPS DODGE CORP              COM              717265102      185   100000 SH  PUT  SOLE                   100000
RETAIL VENTURES INC            COM              76128Y102    11478  1045400 SH       SOLE                  1045400
RHODIA                         SPONSORED ADR    762397107      834   419000 SH       SOLE                   419000
RITE AID CORP                  COM              767754104      660   170000 SH       SOLE                   170000
SHIP FINANCE INTERNATIONAL L   SHS              G81075106     3958   197883 SH       SOLE                   197883
TIME WARNER INC                COM              887317105       15   200000 SH  CALL SOLE                   200000
TOLL BROTHERS INC              COM              889478103      213    30000 SH  PUT  SOLE                    30000
UNITED RENTALS INC             COM              911363109    18468   937000 SH       SOLE                   937000
UNITED RENTALS INC             COM              911363109      763   865000 SH  PUT  SOLE                   865000
YOUNG BROADCASTING INC         CL A             987434107      803   230000 SH       SOLE                   230000